Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Total lease expense	$ 460,284	$ 344,775	$ 162,799
Measurement of lease liabilities	$ (321,317)	$ (141,183)	$ (63,837)